Income Taxes - Schedule of Gross Temporary Differences (Details) - Unrecognized Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 1,313,413	$ 721,770
Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	1,293,846	687,620
Other
Disclosure Of Temporary Difference Unused Tax Losses And Other Temporary Differences [Line Items]
Unrecognized deferred tax assets	$ 19,567	$ 34,150